Revenues from Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue related to performance obligation satisfied	$ 27.0	$ 27.6
Revenue associated with distribution services, a portion of which related to prior period	18.1	21.7
Receivables related to revenue from contracts with customers	250.6	263.7
Deferred revenue	14.2	12.8
Deferred revenue, revenue recognized	10.6	13.0
Capitalized contract cost	4.7	4.8
Expenses related to capitalized costs to fulfill a contract	$ 2.3	$ 4.1